Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts
If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2013, 2012 and 2011, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

Schedule of Net Income (Loss) Before Income Taxes
The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2014		2013	2012
	RMB	US$	RMB	RMB
Cayman Islands	(2,267)	(365)	(2,144)	(2,482)
British Virgin Islands	(3)	(1)	(3)	(3)
PRC	(69,772)	(11,245)	(66,860)	(59,655)
U.S.A	(42)	(7)	48	(25)
	(72,084)	(11,618)	(68,959)	(62,164)

Schedule of Income Tax Benefit (Expense)
Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2012	-	7,727	7,727

Year ended December 31, 2013	-	10,007	10,007

Year ended December 31, 2014	1,043	(303)	740
Year ended December 31, 2014 (US$)	168	(49)	119

Schedule of Reconciliation of Income Tax Benefit Rate
Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%, 15%, 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2014, 2013 and 2012 for the following reasons:

	2014		2013	2012
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(72,084)	(11,618)	(68,959)	(62,164)

Computed “expected” tax expense	(218)	(35)	(218)	-
Non-deductible expenses	-	-	-	-
Non-taxable income	218	35	131	-
Tax holiday	-	-	87	-
Tax effect of deferred tax and tax rates differential	740	119	10,007	7,727

Actual income tax benefit (expense)	740	119	10,007	7,727

Schedule of Deferred Tax Assets (Liabilities)
Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2014 and 2013 are presented below.

	December 31,2014		December 31,2013
	RMB	US$	RMB
Current
Accounts receivable	206	33	119
Other receivables	1,060	171	636
Inventory impairment	1,528	246	917
Estimated Loss due to Product Warranty	-	-	30
	2,794	450	1,702
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,998	322	1,340
Construction in progress, principally due to capitalized interest	(5,212)	(841)	(3,363)
Lease prepayments, principally due to differences in charges	(604)	(97)	(373)
Allowance for advanced to supplier-long term	68	11	41
Net loss carryforward	19,507	3,144	19,507
	15,757	2,539	17,152
Net deferred income tax assets	18,551	2,989	18,854